Sohu.com Limited Shareholders' Equity (Sohu Video Share-based Awards, Share Option Assumptions) (Details) - Sohu Video [Member] - Sohu Video Share Incentive Plan [Member] - Share Options [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	0.59%	1.11%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	2.00%	5.00%
Weighted average expected option life	0 years	1 year
Volatility rate	97.30%	57.30%
Dividend yield	0.00%	0.00%
Fair value	$ 0	$ 0.21